March 21, 2014

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Hartford Mutual Funds, Inc. (the “Trust”) on behalf of
The Hartford Balanced Allocation Fund (the “Fund”)
File Nos. 333-02381/811-07589

Dear Sir or Madam:

On behalf of the registrant listed above and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information relating to one series of the Trust. The interactive data relates to a supplement with respect to the Fund filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(e) on February 28, 2014.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

Any questions or comments on the filing should be directed to the undersigned at (617) 728-7134.

Sincerely,

/s/ Stephen R. Ferrara

Associate

cc:	Lisa D. Zeises
John V. O’Hanlon